Reinsurance and Retrocessional Reinsurance	3 Months Ended
Mar. 31, 2026
Insurance [Abstract]
Reinsurance and Retrocessional Reinsurance
9.          Reinsurance and Retrocessional Reinsurance
In the normal course of business, the Company purchases reinsurance and retrocessional protection to mitigate its loss exposure. The Company is exposed to the credit risk of the reinsurers, including the risk that one of its reinsurers becomes insolvent or otherwise unable or unwilling to pay policyholder claims. This credit risk is generally mitigated by either selecting well capitalized, highly rated authorized capacity providers or requiring that the capacity provider post collateral to secure the reinsured risks, which, in some instances, exceeds the related reinsurance recoverable. Allowances are established for amounts deemed uncollectible.
The Company evaluates the financial condition of its reinsurers on a regular basis and monitors concentrations of credit risk with reinsurers. At March 31, 2026, the reinsurance balance recoverable on reserves for losses and loss adjustment expenses was $1,243.8 million (December 31, 2025: $1,195.6 million) and the reinsurance balance recoverable on paid losses was $419.9 million (December 31, 2025: $438.7 million). In evaluating the allowance for expected credit losses, the Company assesses the probability of default and loss given default for each reinsurer. This uses counterparty ratings from a major rating agency and an assessment of the current market conditions for the likelihood of default. An inability of its reinsurers or retrocessionaires to meet their obligations to the Company over the relevant exposure periods for any reason could have a material adverse effect on its financial condition and results of operations.
The allowance for expected credit losses of the Company's reinsurance recoverables on paid losses and on reserves for losses and loss adjustment expenses at March 31, 2026 was $0.3 million and $0.9 million, respectively (December 31, 2025: $0.3 million and $0.9 million, respectively).